NOTE 6: PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	$ 36,128
Amortization	(123,474)	$ (103,372)	$ (120,768)
Impairment loss	0	0	14,500
Property and equipment, ending	127,060	36,128
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	46,598	15,000	438,604
Transfer to assets held for sale			(190,000)
Disposals			(219,104)
Impairment loss			(14,500)
Expenditures	100,227	31,598
Property and equipment, ending	146,825	46,598	15,000
Cost | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	249,282
Transfer to assets held for sale			(70,297)
Disposals			(178,985)
Impairment loss			0
Expenditures	0	0
Property and equipment, ending	0	0	0
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	146,822
Transfer to assets held for sale			(119,703)
Disposals			(27,119)
Impairment loss			0
Expenditures	0	0
Property and equipment, ending	0	0	0
Cost | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	26,598	15,000	42,500
Transfer to assets held for sale			0
Disposals			(13,000)
Impairment loss			(14,500)
Expenditures	1,762	11,598
Property and equipment, ending	28,360	26,598	15,000
Cost | Tenant Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	20,000	0	0
Transfer to assets held for sale			0
Disposals			0
Impairment loss			0
Expenditures	98,465	20,000
Property and equipment, ending	118,465	20,000	0
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	(10,470)	(6,602)	(15,226)
Amortization	(9,295)	(3,868)	(33,151)
Transfer to assets held for sale			2,343
Disposals			39,432
Property and equipment, ending	(19,765)	(10,470)	(6,602)
Accumulated Amortization | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	(8,309)
Amortization	0	0	(5,966)
Transfer to assets held for sale			2,343
Disposals			11,932
Property and equipment, ending	0	0	0
Accumulated Amortization | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Amortization	0	0	0
Transfer to assets held for sale			0
Disposals			0
Property and equipment, ending	0	0	0
Accumulated Amortization | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	(10,470)	(6,602)	(6,917)
Amortization	(9,295)	(3,868)	(27,185)
Transfer to assets held for sale			0
Disposals			27,500
Property and equipment, ending	(19,765)	(10,470)	(6,602)
Accumulated Amortization | Tenant Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Amortization	0	0	0
Transfer to assets held for sale			0
Disposals			0
Property and equipment, ending	0	0	0
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	36,128	8,398
Property and equipment, ending	127,060	36,128	8,398
Carrying Amount | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0
Property and equipment, ending	0	0	0
Carrying Amount | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0
Property and equipment, ending	0	0	0
Carrying Amount | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	16,128	8,398
Property and equipment, ending	8,595	16,128	8,398
Carrying Amount | Tenant Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	20,000	0
Property and equipment, ending	$ 118,465	$ 20,000	$ 0